Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary Results of Discontinued Operations

Results of discontinued operations

	Year ended December 31
	2023	2022
Net revenue	7,510	—
Cost of sales	3,841	—
Gross profit	3,669	—

General and administrative	3,639	—
Sales and marketing	1,817	—
Depreciation and amortization	450	—
Operating loss	(2,237)	—

Finance costs	(16)	—
Loss on disposition	(2,282)	—
Net loss	(4,535)	—